COMMON STOCK	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
COMMON STOCK

NOTE 7: COMMON STOCK

Additional Shares Authorized

On February 6, 2023, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to the Company’s Fourth Amended and Restated Certificate of Incorporation, as amended, to increase the authorized number of shares of the Company’s common stock from 150,000,000 shares to 200,000,000 shares.

2023 At the Market Offering

On February 10, 2023, the Company entered into a Controlled Equity Offering Sales Agreement (the “Cantor Sales Agreement”), with Cantor Fitzgerald & Co. (“Cantor”) as agent, pursuant to which it could offer and sell, from time to time, through Cantor, shares of the Company’s common stock, par value $0.001 per share, having an aggregate offering price of up to $12.5 million (the “Placement Shares”).

Under the Cantor Sales Agreement, Cantor could sell the Placement Shares by any method permitted by law and deemed to be an “at the market offering” as defined in Rule 415 promulgated under the Securities Act of 1933, as amended, or the Securities Act, including sales made directly on the Nasdaq Capital Market, on any other existing trading market for the Company’s common stock or to or through a market maker or in privately negotiated transactions. Cantor received a Placement Fee of 3% for each completed sale of Placement Shares under the Cantor Sales Agreement. The Company was not obligated to make any sales of the Placement Shares under the Cantor Sales Agreement.

During the year ended December 31, 2023, the Company sold 35,552 shares of the Placement Shares, for gross proceeds of approximately $211,000. For the year ended December 31, 2023, the Company recorded $134,000 as an offset to additional paid-in capital representing transaction-related offering costs of the Placement Shares.

In connection with a follow-on equity offering on July 24, 2023, the Company delivered written notice to Cantor on July 19, 2023 that it was suspending the prospectus supplement, dated February 10, 2023, related to the Company’s common stock issuable under the Cantor Sales Agreement. The 2023 At the Market Agreement was terminated in August 2024.

2023 Equity Line of Credit

On March 28, 2023, the Company entered into a purchase agreement (the “2023 Equity Line of Credit Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”) and a registration rights agreement (the “LPC Registration Rights Agreement”), pursuant to which the Company has the right, in its sole discretion, to sell to Lincoln Park shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), having an aggregate value of up to $10,000,000 (the “Purchase Shares”), subject to certain limitations and conditions set forth in the 2023 Equity Line of Credit Agreement. The Company will control the timing and amount of any sales of Purchase Shares to Lincoln Park pursuant to the 2023 Equity Line of Credit Agreement.

Under the 2023 Equity Line of Credit Agreement, on any business day after March 28, 2023 selected by the Company over the 36-month term of the 2023 Equity Line of Credit Agreement (each, a “Purchase Date”), the Company may direct Lincoln Park to purchase up to 6,667 shares of Common Stock on such Purchase Date (a “Regular Purchase”); provided, however, that (i) a Regular Purchase may be increased to up to 13,333 shares, if the closing sale price per share of the Common Stock on The Nasdaq Capital Market is not below $7.50 on the applicable Purchase Date; (ii) a Regular Purchase may be increased to up to 16,666 shares, if the closing sale price per share of the Common Stock on The Nasdaq Capital Market is not below $11.25 on the applicable Purchase Date; and (iii) a Regular Purchase may be increased to up to 20,000 shares, if the closing sale price per share of the Common Stock on The Nasdaq Capital Market is not below $15.00 on the applicable Purchase Date. In any case, Lincoln Park’s maximum obligation under any single Regular Purchase will not exceed $1,000,000. The above-referenced share amount limitations and closing sale price thresholds are subject to adjustment for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction as provided in the 2023 Equity Line of Credit Agreement. The purchase price per share for each such Regular Purchase will be equal to the lesser of:

1.	the lowest sale price for the Common Stock on The Nasdaq Capital Market on the date of sale; and

2.	the average of the three lowest closing sale prices for the Common Stock on The Nasdaq Capital Market during the 10 consecutive business days ending on the business day immediately preceding the purchase date.

The Company also has the right to direct Lincoln Park, on any business day on which the Company has properly submitted a Regular Purchase notice for the maximum amount the Company is then permitted to sell to Lincoln Park in such Regular Purchase, to purchase an additional amount of the Common Stock (an “Accelerated Purchase”) of additional shares based on criteria established in the 2023 Equity Line of Credit Agreement. An Accelerated Purchase, which is at the Company’s sole discretion, may be subject to additional requirements and discounts if certain conditions are met as defined in the 2023 Equity Line of Credit Agreement.

The issuance of the Purchase Shares had been previously registered pursuant to the Company’s effective shelf registration statement on Form S-3 (File No. 333-252267) (the “Old Registration Statement”), and the related base prospectus included in the Registration Statement, as supplemented by a prospectus supplement filed on March 28, 2023, that has expired. On April 22, 2024, the Company filed a registration statement on Form S-3 (File No. 333-278867) (the “Registration Statement”), and the related base prospectus included in the Registration Statement, that was declared effective by the SEC on April 25, 2024.

During the year ended December 31, 2023, the Company sold 472,312 shares of Common Stock under the 2023 Equity Line of Credit Agreement for gross proceeds of approximately $1,578,000 under the Old Registration Statement. In addition, 47,733 shares of Common Stock were issued to Lincoln Park as consideration for entering into the 2023 Equity Line of Credit Agreement.

During the year ended December 31, 2024, the Company sold 949,574 shares under the 2023 Equity Line of Credit Agreement for gross proceeds of approximately $1,900,000. Over the life of the 2023 Equity Line of Credit Agreement through December 31, 2024, the Company sold 1,310,517 shares for gross proceeds of approximately $3,078,000. The Company incurred approximately $326,000 of costs related to the execution of the 2023 Equity Line of Credit Agreement, all of which are reflected in the unaudited condensed consolidated financial statements. Of the total costs incurred, approximately $258,000 was paid in common stock to Lincoln Park for a commitment fee and $30,000 was paid for Lincoln Park expenses. These transaction costs were included in other expense in the Company’s consolidated statement of operations for the year ended December 31, 2023. The Company incurred approximately $249,000 and $41,000 for legal fees during the year ended December 31, 2024 and 2023, respectively, and included the costs in general and administrative expenses on its consolidated statement of operations. Under the terms of a Warrant Inducement Agreement, the Company agreed not to sell shares under the 2023 Equity Line of Credit Agreement for six months from the effective date of the Form S-3, which was September 3, 2024. As of March 25, 2025, the remaining availability under the 2023 Equity Line of Credit Agreement was $1,700,000 of shares of Common Stock that can be sold to Lincoln Park under the 2023 Equity Line of Credit Agreement, subject to the terms of the 2023 Equity Line of Credit Agreement.

2023 Registered Direct Offering

On July 20, 2023, the Company entered into a securities purchase agreement (the “2023 Direct Offering Agreement”), with several investors relating to the issuance and sale of 1,694,820 shares of its common stock, par value $0.001 per share (the “2023 Direct Offering”).

Pursuant to the 2023 Direct Offering Agreement, the Company issued 1,650,473 shares of common stock to certain investors at an offering price of $2.75 per share, and 44,347 shares of common stock to its directors and executive officers at an offering price of $3.98 per share, which was the consolidated closing bid price of the Company’s common stock on The Nasdaq Capital Market on July 19, 2023. The aggregate gross proceeds to the Company from the 2023 Direct Offering were approximately $4.7 million, before deducting placement agent fees and other estimated expenses of $597,000 payable by the Company.

The Company engaged Alliance Global Partners (“AGP”) to act as sole placement agent in the 2023 Direct Offering. The Company paid the placement agent a cash fee equal to 7.0% of the aggregate gross proceeds generated from the 2023 Direct Offering, except that, with respect to proceeds from the sale of 182,447 shares of common stock to certain investors, including directors and executive officers of the Company, the placement agent’s cash fee was 3.5%. The Company also reimbursed the placement agent for its accountable offering-related legal expenses of $75,000 and a non-accountable expense allowance of $30,000.

2024 Registered Direct Offering

On January 24, 2024, the Company entered into a securities purchase agreement (the “2024 Direct Offering Agreement”), with several investors relating to the issuance and sale of 1,371,000 shares of its common stock, par value $0.001 per share, and pre-funded warrants to purchase 200,000 shares of Common Stock (the “Pre-Funded Warrants”), in a registered direct offering, together with accompanying warrants to purchase 1,571,000 shares of Common Stock (the “January 2024 Purchase Warrants”, and together with the Pre-Funded Warrants, the “January 2024 Warrants”) in a concurrent private placement (the “Concurrent Private Offering” and together with the registered direct offering, the “2024 Direct Offering”).

Pursuant to the 2024 Direct Offering Agreement, the Company issued 1,368,600 shares of common stock to certain investors at an offering price of $3.50 per share, and 2,400 shares of common stock to an executive officer, at an offering price of $4.255 per share, which was the consolidated closing bid price of the Company’s common stock on The Nasdaq Capital Market on January 24, 2024 of $4.13 per share plus $0.125 per January 2024 Purchase Warrant. The purchase price of each Pre-Funded Warrant is equal to the combined purchase price at which a share of Common Stock and the accompanying January 2024 Purchase Warrant is sold in this 2024 Direct Offering, minus $0.0001. The gross proceeds to the Company from the 2024 Direct Offering were approximately $5,563,000, before deducting placement agent fees and other expenses of approximately $733,000 payable by the Company. The 2024 Direct Offering closed on January 26, 2024.

The Pre-Funded Warrants were exercisable at any time after the date of issuance and had an exercise price of $0.0001 per share. A holder of Pre-Funded Warrants could not exercise the warrant if the holder, together with its affiliates, would beneficially own more than 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to such exercise. A holder of Pre-Funded Warrants may increase or decrease this percentage to a percentage not in excess of 9.99% by providing at least 61 days’ prior notice to the Company. All of the Pre-Funded Warrants were exercised on February 6, 2024 for gross proceeds of $20.

The January 2024 Purchase Warrants have an exercise price of $4.13 per share and were exercisable beginning six months after issuance. 1,400,000 of the January 2024 Purchase Warrants were exercised on August 1, 2024 under a Warrant Inducement Agreement at a reduced price of $1.25 per share.

The Company engaged AGP to act as sole placement agent in the 2024 Direct Offering. The Company paid the placement agent a cash fee equal to 7.0% of the aggregate gross proceeds generated from the 2024 Direct Offering, except that, with respect to proceeds raised in this 2024 Direct Offering from certain designated persons, AGP’s cash fee is reduced to 3.5% of such proceeds, and to reimburse certain fees and expenses of the placement agent in connection with the 2024 Direct Offering. The Company also reimbursed the placement agent for its accountable offering-related legal expenses of $75,000 and a non-accountable expense allowance of $30,000. Costs related to the 2024 Direct Offering were recorded as an offset to additional paid-in capital on the Company’s balance sheet as of December 31, 2024.

The Company evaluated the Pre-Funded Warrants and the January 2024 Purchase Warrants and concluded that they met the criteria to be classified as equity within additional paid-in-capital.

The Pre-Funded Warrants are equity classified because they (1) are freestanding financial instruments that are legally detachable and separately exercisable from the common stock, (2) are immediately exercisable, (3) do not embody an obligation for the Company to repurchase its shares, (4) permit the holder to receive a fixed number of shares of common stock upon exercise, (5) are indexed to the Company’s common stock and (6) meet the equity classification criteria.

The January 2024 Purchase Warrants are equity classified because they (1) are freestanding financial instruments that are legally detachable and separately exercisable from the common stock, (2) do not embody an obligation for the Company to repurchase its shares, (3) permit the holder to receive a fixed number of shares of common stock upon exercise, (4) are indexed to the Company’s common stock and (5) meet the equity classification criteria.

Effective upon the closing of the 2024 Direct Offering, the Company also amended certain existing warrants (the “August 2022 Warrants”) to purchase up to an aggregate of 366,664 shares at an exercise price of $13.20 per share and a termination date of August 25, 2027, so that the amended August 2022 Warrants have a reduced exercise price of $4.13 per share and a new termination date of January 26, 2029. The other terms of the amended August 2022 Warrants remain unchanged. The Company performed an analysis of the fair value of the August 2022 Warrants immediately before and after the modification and the increase in fair value of the August 2022 Warrants of $490,000 was recorded as a change in fair value of warrant liabilities in the Company’s consolidated statement of operations.

Approximately $106,000 of the costs related to the 2024 Direct Offering were allocated to the August 2022 Warrants and were recorded as other expense in the Company’s consolidated statement of operations.

2024 Private Placement Offering

On July 1, 2024, the Company entered into a securities purchase agreement with certain investors in a private placement (the “2024 Private Placement Offering”). Pursuant to the 2024 Private Placement Offering, the Company issued an aggregate of 1,248,529 shares of its common stock and accompanying warrants (the “July 2024 Purchase Warrants”) to purchase an equal number of shares of common stock at a price of $1.53 per share and accompanying warrant. The July 2024 Purchase Warrants have an exercise price of $2.25 per share and are exercisable until their expiration on the third anniversary of the issuance date. The gross proceeds to the Company from the 2024 Private Placement Offering were approximately $1,909,000, before deducting expenses of approximately $72,000 payable by the Company.

The Company evaluated the July 2024 Purchase Warrants and concluded that they met the criteria to be classified as equity within additional paid-in-capital.

The July 2024 Purchase Warrants are equity classified because they (1) are freestanding financial instruments that are legally detachable and separately exercisable from the common stock, (2) do not embody an obligation for the Company to repurchase its shares, (3) permit the holder to receive a fixed number of shares of common stock upon exercise, (4) are indexed to the Company’s common stock and (5) meet the equity classification criteria.

In February 2025, certain July 2024 Purchase Warrants were modified to require shareholder approval of the July 2024 Purchase Warrants prior to their becoming exercisable. Refer to Note 13 - Subsequent Events for more information.

2024 At the Market Offering

On August 2, 2024, the Company entered into an agreement with H.C. Wainwright in connection with an At the Market offering agreement (the “2024 At the Market Offering”) to sell shares of its common stock (“Common Stock”), having an aggregate sales price of up to $4,450,000, from time to time, through an “at the market offering” program under which H.C. Wainwright acts as sales agent. The Company pays Wainwright a commission rate equal to 3.0% of the aggregate gross proceeds from each sale of shares under the 2024 At the Market Offering. The Company has also reimbursed H.C. Wainwright for certain specified expenses in connection with entering into the 2024 At the Market Offering.

During the year ended December 31, 2024, the Company sold 1,073,050 shares under the 2024 At the Market Offering for gross proceeds of approximately $903,000. The Company incurred approximately $240,000 of costs related to the execution of the 2024 At the Market Offering, all of which were recorded as an offset to additional paid-in capital on the Company’s balance sheet as of December 31, 2024.

2024 Securities Purchase Agreements

In August 2024, the Company entered into securities purchase agreements with two shareholders under which it sold a total of 9,733 shares of common stock and received proceeds of approximately $11,000.

2024 Warrant Inducement Agreement

On July 31, 2024, the Company entered into a warrant inducement agreement (the “Warrant Inducement Agreement”) with a certain holder (the “Holder”) of (i) warrants to purchase 311,111 shares of Common Stock dated August 22, 2022 (the “August 2022 Warrants”) and (ii) warrants to purchase 1,400,000 shares of Common Stock dated January 26, 2024 (the “January 2024 Warrants”), pursuant to which the Holder agreed to exercise in cash the warrants held at a reduced exercise price of $1.25 per share (reduced from $4.13 per share for the August 2022 Warrants and $4.13 for the January 2024 Warrants).

As an inducement to such exercise, the Company agreed to issue to the Holder new Common Stock warrants (collectively, the “August 2024 Purchase Warrants”), to purchase up to 2,566,667 shares of Common Stock. The August 2024 Purchase Warrants were exercisable immediately after issuance and will expire 5 years from the initial exercise date.

The transaction, which closed on August 1, 2024, resulted in net proceeds of approximately $1,862,000. The Warrant Inducement Agreement was entered into to encourage the exercise of the August 2022 Warrants and January 2024 Purchase Warrants in order to obtain capital for operations. The $1,323,000 incremental value transferred for the modification to both the August 2022 Warrants and January 2024 Purchase Warrants as a result of the Warrant Inducement Amendment was accounted for as an equity issuance cost and recognized within additional paid in capital in the audited consolidated balance sheets.

The Company evaluated the August 2024 Purchase Warrants and concluded that they met the criteria to be classified as equity within additional paid-in-capital.

The August 2024 Purchase Warrants are equity classified because they (1) are freestanding financial instruments that are legally detachable and separately exercisable from the common stock, (2) do not embody an obligation for the Company to repurchase its shares, (3) permit the holder to receive a fixed number of shares of common stock upon exercise, (4) are indexed to the Company’s common stock and (5) meet the equity classification criteria.

Under the terms of the Warrant Inducement Agreement, the Company was prohibited from selling shares under the 2024 At the Market Offering until September 30, 2024. It was also prohibited from selling shares under our 2023 equity line of credit for a period of six months from the effective date of the Form S-3, which was September 3, 2024.

Warrants

Certain of the Company’s Warrants are classified as a long-term Warrant liability on the Company’s balance sheet. The fair values of the Warrants as of December 31, 2024 and December 31, 2023 were $61,000 and $1,651,000, respectively. The fair value of the Warrants was estimated using Black-Scholes pricing model based on the following assumptions:

	December 31,
	2024		2023
	Unmodified Warrants	Modified Warrants
Dividend yield	-%	-%	-%
Volatility	111.3%	103.6%	105.1%
Risk-free interest rate	4.22%	4.28%	3.93%
Expected lives (years)	2.64	4.07	3.64
Weighted average fair value	$0.101	$0.162	$2.064

The fair value of the Warrants, which were deemed to be derivative instruments due to the certain contingent put feature, was determined using the Black-Scholes option pricing model. The Black-Scholes option pricing model was deemed to be an appropriate model due to the terms of the Warrants issued, including a fixed term and exercise price.

The fair value of Warrants was affected by changes in inputs to the Black-Scholes option pricing model including the Company’s stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. This model uses Level 2 inputs, including stock price volatility, in the fair value hierarchy established by ASC 820 Fair Value Measurement.

Warrants outstanding as of December 31, 2024 and 2023 were as follows:

				Number of Warrants Outstanding and Common Stock Underlying Warrants
			Exercise Price	December 31,
	Issuance Date	Expiration Date	per Share	2024	2023
Unmodified August 2022 Warrants(1)	August 25, 2022	August 25, 2027	$13.20	433,321	799,985
Modified August 2022 Warrants(1)	August 25, 2022	August 25, 2027	$4.13	55,553	-
January 2024 Purchase Warrants(2)	January 26, 2024	July 26, 2029	$4.13	171,000	-
July 2024 Purchase Warrants(2)	July 9, 2024	July 9, 2027	$2.25	1,248,527	-
August 2024 Purchase Warrants(2)	August 1, 2024	August 1, 2029	$1.36	2,566,667	-
				4,475,068	799,985

(1)	Liability classified
(2)	Equity classified